Trade accounts receivable, unbilled services and payments on account (Tables)	6 Months Ended
Jun. 30, 2018
Contracts Receivable [Abstract]
Schedule of Contracts with Customers, Asset and Liabilities

Trade accounts receivables and unbilled revenue are as follows:

	June 30, 2018	December 31, 2017
	(in thousands)
Contract assets:
Billed services (accounts receivable)	$412,933	$388,431
Unbilled services (unbilled revenue)	274,501	268,509
Trade accounts receivable and unbilled revenue	687,434	656,940
Allowance for doubtful accounts	(8,361)	(8,930)

Trade accounts receivable and unbilled revenue, net	$679,073	$648,010

Unbilled services and payments on account were as follows:

(in thousands, except percentages)	June 30, 2018	December 31, 2017	$ Change	% Change

Unbilled services (unbilled revenue)	$274,501	$268,509	$5,992	2.2%
Unearned revenue (payments on account)	(326,741)	(298,992)	(27,749)	9.3%

Net balance	$(52,240)	$(30,483)	$(21,757)	(71.4)%